Income taxes (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Components of Tax Expenses
Components of tax expense

	For the year ended

(Millions of Canadian dollars)	October 31 2022	October 31 2021
Income taxes (recoveries) in Consolidated Statements of Income
Current tax

Tax expense for current year	$4,151	$4,893
Adjustments for prior years	(230)	(92)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	–	(16)
	3,921	4,785
Deferred tax
Origination and reversal of temporary difference	232	(216)
Effects of changes in tax rates	4	(4)
Adjustments for prior years	231	74
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net	(86)	(58)
	381	(204)
	4,302	4,581
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(633)	(35)
Provision for credit losses recognized in income	(2)	–
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	2	(28)
Unrealized foreign currency translation gains (losses)	2	1
Net foreign currency translation gains (losses) from hedging activities	(478)	591
Reclassification of losses (gains) on net investment hedging activities to income	6	–
Net gains (losses) on derivatives designated as cash flow hedges	628	485
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	70	97
Remeasurements of employee benefit plans	287	796
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	622	20
Net gains (losses) on equity securities designated at fair value through other comprehensive income	(3)	17
Share-based compensation awards	10	(17)
Distributions on other equity instruments and issuance costs	(45)	(42)
	466	1,885
Total income taxes	$4,768	$6,466

Reconciliation to Statutory Tax Rate
Reconciliation to statutory tax rate

	For the year ended

(Millions of Canadian dollars, except for percentage amounts)	October 31, 2022		October 31, 2021
Income taxes at Canadian statutory tax rate	$5,269	26.2%	$5,405	26.2%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries	(428)	(2.1)	(361)	(1.8)
Tax-exempt income from securities	(437)	(2.2)	(379)	(1.8)
Tax rate change	4	–	(4)	–
Other	(106)	(0.5)	(80)	(0.4)
Income taxes in Consolidated S tate ments of Income / effective tax rate	$4,302	21.4%	$4,581	22.2%

Significant Components of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and
liabilities

	As at and for the year ended October 31, 2022

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Acquisitions/ disposals	Other	Net asset end of period
Net deferred tax asset/(liability)

Allowance for credit losses	$974	$–	$2	$11	$–	$–	$987
Deferred compensation	1,614	(10)	(211)	101	10	–	1,504
Business realignment charges	11	–	1	–	–	–	12
Tax loss and tax credit carryforwards	242	–	67	2	8	3	322
Deferred (income) expense	110	(1)	(126)	23	–	–	6
Financial instruments measured at fair value through other comprehensive income	(19)	(2)	–	5	–	–	(16)
Premises and equipment and intangibles	(836)		4	(57)	(345)	–	(1,234)
Pension and post-employment related	(163)	(287)	19	4	(8)	–	(435)
Other	4	22	(137)	(6)	4	–	(113)
	$1,937	$(278)	$(381)	$83	$(331)	$3	$1,033
Comprising
Deferred tax assets	$2,011						$1,472
Deferred tax liabilities	(74)						(439)
	$1,937						$1,033

	As at and for the year ended October 31, 2021

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Acquisitions/ disposals	Other	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$1,362	$–	$(372)	$(16)	$–	$–	$974
Deferred compensation	1,269	17	396	(68)	–	–	1,614
Business realignment charges	9	–	2	–	–	–	11
Tax loss and tax credit carryforwards	204	–	40	(2)	–	–	242
Deferred (income) expense	(104)	6	205	3	–	–	110
Financial instruments measured at fair value through other comprehensive income	(68)	45	(1)	5	–	–	(19)
Premises and equipment and intangibles	(784)	–	(82)	30		–	(836)
Pension and post-employment related	592	(796)	45	(4)	–	–	(163)
Other	47	(12)	(29)	3	–	(5)	4
	$2,527	$(740)	$204	$(49)	$–	$(5)	$1,937
Comprising
Deferred tax assets	$2,579						$2,011
Deferred tax liabilities	(52)						(74)
	$2,527						$1,937